Document and Entity Information	Dec. 04, 2020
Cover [Abstract]
Entity Registrant Name	SUPERIOR ENERGY SERVICES INC
Security Exchange Name	NONE
Amendment Flag	true
Entity Central Index Key	0000886835
Document Type	8-K/A
Document Period End Date	Dec. 04, 2020
Entity Incorporation State Country Code	DE
Entity File Number	001-34037
Entity Tax Identification Number	75-2379388
Entity Address, Address Line One	1001 Louisiana Street
Entity Address, Address Line Two	Suite 2900
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77002
City Area Code	(713)
Local Phone Number	654-2200
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock
Trading Symbol	SPNX
Entity Emerging Growth Company	false
Amendment Description	This Current Report on Form 8-K/A (this “Amendment”) is being filed as an amendment to the Current Report on Form 8-K filed with the Securities and Exchange Commission by Superior Energy Services, Inc. on December 7, 2020 (the “Original Report”). The sole purpose of this Amendment is to correct Section 14 of the Amended and Restated Restructuring Support Agreement, dated December 4, 2020 (the “Amended RSA”), which is attached as Exhibit 10.1 to the Original Report. The version of the Amended RSA attached as Exhibit 10.1 to the Original Report inadvertently omitted modified language regarding the RSA Premium (as defined in the Amended RSA). No other changes have been made to the Original Report.